Government Grants (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Government Grants [Line Items]
Government Grants Recognized By Reduction Of Research and Development Expenses General and Administrative Expenses	$ 717	$ 1,431	$ 1,508